Stock-Based Employee Compensation (Details Textual) $ in Millions	12 Months Ended
	Feb. 28, 2017 USD ($) stock_based_compensation_plan shares	Feb. 29, 2016 shares	Feb. 28, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based employee compensation plans | stock_based_compensation_plan	2
Total unrecognized compensation cost related to nonvested stock-based compensation arrangements | $	$ 76.2
Expected weighted average period to recognize nonvested stock-based compensation cost	2 years 2 months
Long-Term Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized | shares	108,000,000
Aggregate intrinsic value, Options outstanding | $	$ 924.1
Aggregate intrinsic value, Options exercisable | $	$ 853.3
Weighted average remaining contractual life, Options outstanding	4 years 8 months
Weighted average remaining contractual life, Options exercisable	3 years 10 months
Long-Term Stock Incentive Plan [Member] | Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration period	10 years
Long-Term Stock Incentive Plan [Member] | Restricted stock awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Long-Term Stock Incentive Plan [Member] | Restricted stock awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Long-Term Stock Incentive Plan [Member] | Restricted stock units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Long-Term Stock Incentive Plan [Member] | Restricted stock units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Long-Term Stock Incentive Plan [Member] | Performance share units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Target percentage of units to be awarded based on performance, minimum	0.00%
Long-Term Stock Incentive Plan [Member] | Performance share units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Target percentage of units to be awarded based on performance, minimum	200.00%
1989 Employee Stock Purchase Plan [Member] | Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized | shares	9,000,000
Purchase price as a percent of the fair market value, lower of the fair market value on the first or last day of the purchase period	85.00%
Shares purchased under employee stock purchase plan | shares	77,671	89,155	117,301